Total
CLEARBRIDGE FOCUS VALUE ETF
CLEARBRIDGE FOCUS VALUE ETF
Investment objective
The ClearBridge Focus Value ETF (the “fund”) seeks long-term capital appreciation.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The management agreement between ActiveShares® ETF Trust (the “Trust”) and Precidian Funds LLC (“Precidian” or the “manager”) (the “Management Agreement”) provides that Precidian will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to Precidian under the Management Agreement. Precidian will also pay all subadvisory fees of the fund. Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	CLEARBRIDGE FOCUS VALUE ETF CLEARBRIDGE FOCUS VALUE ETF USD ($)
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CLEARBRIDGE FOCUS VALUE ETF CLEARBRIDGE FOCUS VALUE ETF
Management fees	0.49%
Distribution and/or service (12b-1) fees	none	[1]
Other expenses	none	[2]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	0.50%
[1]	The fund has adopted a distribution and service (12b-1) plan pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that no such payments will be made through the next twelve (12) months of operation.
[2]	“Other expenses” and “Acquired fund fees and expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example	1 Year	3 Years
CLEARBRIDGE FOCUS VALUE ETF | CLEARBRIDGE FOCUS VALUE ETF | USD ($)	51	160

Number of years you own your shares ($)
Expense Example, No Redemption	1 Year	3 Years
CLEARBRIDGE FOCUS VALUE ETF | CLEARBRIDGE FOCUS VALUE ETF | USD ($)	51	160

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is newly-organized, portfolio turnover information is not yet available.
Principal investment strategies
The fund seeks long-term capital appreciation. By employing fundamental research, in an effort to identify securities with attractive risk-adjusted returns (where the potential returns on the investment are favorable relative to the potential risks of the investment), the fund’s portfolio management team constructs the portfolio on a bottom-up basis. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities, or other exchange-traded investments with similar economic characteristics in which it is permitted to invest, of companies with large market capitalizations. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered securities of large capitalization companies for purposes of the fund’s 80% investment policy. The fund may also invest up to 20% of its net assets in equity securities, or other exchange-traded investments with similar economic characteristics in which it is permitted to invest, of companies with lower market capitalizations. While most of the fund’s investments will be in U.S. companies, the fund may also invest in American Depository Receipts (“ADRs”) and U.S.-listed shares of foreign companies. The fund will only invest in instruments that trade on a U.S. exchange contemporaneously with the fund’s shares and, for temporary or defensive purposes, in cash and cash equivalents, such as short-term U.S. Treasury securities, government money market funds, and repurchase agreements. Under normal circumstances, the fund will invest in a diversified portfolio typically consisting of the securities of 30 to 40 issuers.

The fund operates in reliance on an exemptive order from the SEC (the “Order”), which limits the types of investments the fund may hold to those listed in the fund’s application for the Order. Under the terms of the Order, the fund is permitted to invest only in exchange-traded funds, exchange-traded notes, exchange listed common stocks, exchange-traded preferred stocks, exchange-traded ADRs, exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metal trusts, exchange-traded currency trusts and exchange-traded futures that trade on a U.S. exchange contemporaneously with the Fund’s shares, as well as cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). The fund’s investment strategies and practices, including those listed above, are subject to these limitations.
Principal risks
Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.

ActiveShares® structure risk. Unlike most actively managed ETFs, the fund does not provide daily disclosure of its portfolio holdings. Instead, the fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund’s shares trading at or close to the underlying net asset value (“NAV”) per share of the fund. There is, however, a risk, which may increase during periods of market disruption or volatility, that market prices will vary significantly from the underlying NAV of the fund. Similarly, because the fund’s shares trade on the basis of a published VIIV, they may trade at a wider bid/ask spread than shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Although the fund seeks to benefit from keeping its portfolio information secret, some market participants may attempt to use publicly available information, including the VIIV, to identify the fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders.

Authorized Participant and AP Representative concentration risk. Each of the fund’s Authorized Participants will engage in all creation and redemption activity through an AP Representative, an unaffiliated broker-dealer with which such Authorized Participant has signed an agreement to establish a confidential account for the benefit of such Authorized Participant and that will deliver or receive, on behalf of the Authorized Participant, all consideration to or from the fund in a creation or redemption. AP Representatives have knowledge of the composition of the fund’s portfolio holdings, and are restricted from disclosing such composition, including to the Authorized Participants. The fund has a limited number of institutions that act as Authorized Participants, or that may act as AP Representatives. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other Authorized Participant or AP Representative steps forward to create or redeem, or purchase or sell securities, as applicable, fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Market trading risk. The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV.

Absence of active market. Although shares of the fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units (as defined below). In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in fund shares. Further, the fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as market makers, Authorized Participants or AP Representatives. The absence of an active market for the fund’s shares may contribute to the fund’s shares trading at a premium or discount to NAV. If a shareholder purchases fund shares at a time when the market price is at a premium to the NAV or sells fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Shares of the fund may trade at prices other than NAV. Shares of the fund trade on Cboe BZX Exchange, Inc. (the “Cboe”) at prices at, above or below the fund’s most recent NAV. The NAV of the fund is calculated at the end of each business day and will fluctuate with changes in the market value of the fund’s holdings. The trading price of the fund’s shares will fluctuate, in some cases materially, throughout trading hours in response to changes in the fund’s NAV, the VIIV and the relative supply of and demand for fund shares on the Cboe. As a result, although the VIIV is intended to provide Authorized Participants and other market participants with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund’s NAV, there is a risk, which may increase during periods of market disruption or volatility, that market prices for fund shares will vary significantly from the fund’s NAV. This risk may be greater for the fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading issues risk. Trading in fund shares on the Cboe may be halted in certain circumstances. If at any time securities representing 10% or more of the fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the fund will request that the exchange halt trading of the fund’s shares. During such a trading halt, although the VIIV would continue to be calculated and disseminated, investors in the fund’s shares will not be able to freely trade their shares. Trading halts of portfolio securities may have a greater impact on the fund, as compared with traditional ETFs, due to the lack of transparency into the fund’s portfolio holdings. There can be no assurance that the requirements of the exchange necessary to maintain the listing of the fund will continue to be met.

Early close/trading halt risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the fund may be unable to rebalance its portfolio, may be unable to accurately price its investments for purposes of determining its VIIV and/or may incur substantial trading losses. Any extended trading halt in a portfolio security may exacerbate discrepancies between the VIIV and the underlying NAV of the fund. In the event that an exchange institutes an extended trading halt in a portfolio security, that fact, along with the identity and weighting of that security in the fund’s VIIV calculation, will be publicly disclosed on the fund’s website. The fund believes that this mix of information will allow market participants to calculate the effect of that security on the VIIV calculation, determine their own fair value of the disclosed portfolio security and better judge the accuracy of the day’s VIIV for the fund. If at any time securities representing 10% or more of the fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the fund will request that the exchange halt trading of the fund’s shares. At such times, although the VIIV would continue to be calculated and disseminated, investors in the fund’s shares will not be able to freely trade their shares.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Issuer risk. The market price of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, first detected in China in December 2019, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, are taking extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by pushing interest rates to very low levels. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The COVID-19 pandemic could adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the fund by its service providers.

Small and mid-capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and mid-capitalization companies. Small and mid-capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and mid-capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and mid-capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may have greater potential for losses.

Small fund risk. When the fund’s size is small, the fund may experience low trading volume and wide bid/ask spreads. In addition, the fund may face the risk of being delisted if the fund does not meet certain conditions of the listing exchange. If the fund does not attract additional assets, the fund’s expenses will continue to be spread over a small asset base.

Stock market and equity securities risk. The stock markets are volatile and the market prices of the fund’s equity securities may decline generally. Equity securities may have greater price volatility than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks may underperform the overall equity market while the market concentrates on growth stocks.

Illiquidity risk. Illiquidity risk exists when particular investments are impossible or difficult to sell. Although the fund’s investments must be liquid at the time of investment, investments may become illiquid after purchase by the fund, particularly during periods of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. When the fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, which may contribute to the fund’s shares trading at a premium or discount to NAV.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Asset class risk. Securities or other assets in the fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Cybersecurity risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information), or proprietary information, cause the fund, the manager, the subadvisers, Authorized Participants, AP Representatives, the party responsible for the calculation of the intraday value of shares of the fund, the relevant listing exchange and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The fund, the manager, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers and such third party service providers may have limited indemnification obligations to the fund or the manager. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information (“SAI”).
Performance
The fund has not yet operated for a full calendar year. Once the fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. The performance information will provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.

The fund makes updated performance information, including its current NAV, available at www.leggmason.com/etfproducts (select fund), or by calling the fund at 1-877-721-1926.